Income tax credit - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) subsidiary	Dec. 31, 2023 USD ($) subsidiary	Dec. 31, 2022 USD ($)
Income Tax Disclosure [Line Items]
Number of subsidiaries under two-tiered profit tax rate regime | subsidiary	1	1
Provision for income tax	$ (7,874)	$ (269)	$ (245)
Hong Kong
Income Tax Disclosure [Line Items]
Applicable tax rate (%)	16.50%	16.50%
Provision for income tax			$ 0
Taiwan
Income Tax Disclosure [Line Items]
Applicable tax rate (%)	20.00%	20.00%	20.00%
The United States
Income Tax Disclosure [Line Items]
Applicable tax rate (%)	21.00%